SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of the assets
Office computer equipment	3 years
Office furniture and equipment	3 years
Software	3 years
Servers and network equipment	3 years
Motor vehicles	5 years

Schedule of weighted-average useful life of intangible assets

As of December 31, 2012, intangible assets have weighted-average useful lives as follows:

Licensed copyrights	2.56 years
Advertising license	28 years
Technology	5 years
Non-compete agreement	3 years
Customer relationships	5 years
User generated content	2 years
Domain name, trademark and online video license	indefinite

Schedule of commissions to third-party advertising agencies
	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Commissions to third-party advertising agencies	86,602	180,644	442,663	71,052